Goodwill and Other Intangible Assets - Summary of other intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying amount:
Total carrying amount	$ 823,500	$ 423,737
Accumulated amortization:
Total accumulated amortization	(148,740)	(105,046)
Net amortizable intangible assets	674,760	318,691
Total other intangible assets	1,060,675	475,906
FCC licenses
Accumulated amortization:
Other indefinite-lived intangible assets - FCC licenses	385,915	157,215
Television network affiliation relationships
Carrying amount:
Total carrying amount	616,244	248,444
Accumulated amortization:
Total accumulated amortization	(82,917)	(62,020)
Customer lists and advertiser relationships
Carrying amount:
Total carrying amount	104,300	93,100
Accumulated amortization:
Total accumulated amortization	(42,012)	(31,323)
Other intangible assets
Carrying amount:
Total carrying amount	102,956	82,193
Accumulated amortization:
Total accumulated amortization	$ (23,811)	$ (11,703)